OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2017	2016

Employees and related accruals	$1,673	$2,074
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	-	4
Accrued expenses	1,076	1,388

	$2,749	$3,466